Leases - Lease Liabilities (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 CAD ($)
Leases [Abstract]
Additions	$ 7,257
Terminations	(381)
Lease payments	(2,129)
Lease incentives	1,249
Lease interest	375
Exchange rate effect	193
Ending balance	13,232
Current portion	1,559
Non-current portion	$ 11,673